UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho            January 20, 2012

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     113
Form 13F Information Table Value Total:     529594
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1019 12466.28 SH       SOLE                 12466.28
Abbott Laboratories            COM              002824100     2716 48310.00 SH       SOLE                 48310.00
Alliance Data Sys Corp         COM              018581108    20457 197002.00SH       SOLE                197002.00
Ametek Inc                     COM              031100100    22397 531998.03SH       SOLE                531998.03
Amphenol Corp Cl A             COM              032095101    13593 299472.00SH       SOLE                299472.00
Apple Computer Inc             COM              037833100      502  1240.00 SH       SOLE                  1240.00
Aptargroup Inc                 COM              038336103    18758 359549.00SH       SOLE                359549.00
Automatic Data Processing      COM              053015103      972 18004.00 SH       SOLE                 18004.00
BP plc - Sponsored ADR         COM              055622104      248  5809.00 SH       SOLE                  5809.00
Bank Of America Corp           COM              060505104      213 38239.98 SH       SOLE                 38239.98
Baxter International Inc       COM              071813109      861 17400.00 SH       SOLE                 17400.00
Becton, Dickinson & Co         COM              075887109     1444 19320.00 SH       SOLE                 19320.00
Bed Bath & Beyond Inc          COM              075896100    11753 202747.00SH       SOLE                202747.00
Berkshire Hathaway Inc Cl A    COM              084990175      230   200.00 SH       SOLE                   200.00
Broadcom Corp Cl A             COM              111320107      273  9300.00 SH       SOLE                  9300.00
C R Bard                       COM              067383109    13756 160890.00SH       SOLE                160890.00
C.H. Robinson Worldwide        COM              12541w209    12680 181713.00SH       SOLE                181713.00
Canadian National Railway Co   COM              136375102      298  3798.00 SH       SOLE                  3798.00
Capital One Financial Corp     COM              14040H105     1294 30589.00 SH       SOLE                 30589.00
Chevron Texaco Corp            COM              166764100     3471 32621.00 SH       SOLE                 32621.00
Church & Dwight Co Inc         COM              171340102     8214 179502.00SH       SOLE                179502.00
Cisco Systems Inc              COM              17275R102      788 43567.00 SH       SOLE                 43567.00
City National Corp             COM              178566105     4805 108750.00SH       SOLE                108750.00
Coca Cola Co                   COM              191216100      347  4959.00 SH       SOLE                  4959.00
Colgate-Palmolive Co           COM              194162103      601  6500.00 SH       SOLE                  6500.00
Costco Wholesale Corp          COM              22160K105     2966 35594.00 SH       SOLE                 35594.00
Covidien PLC New F             COM              g2554f113      580 12883.00 SH       SOLE                 12883.00
Danaher Corp                   COM              235851102    23428 498042.00SH       SOLE                498042.00
Darling Intn'l Inc             COM              237266101     1509 113550.00SH       SOLE                113550.00
Dentsply International Inc     COM              249030107    10684 305336.00SH       SOLE                305336.00
Donaldson Co                   COM              257651109    24138 354549.00SH       SOLE                354549.00
Dresser Rand Group Inc         COM              261608103      226  4537.00 SH       SOLE                  4537.00
Dun & Bradstreet Corp          COM              26483E100     3955 52850.00 SH       SOLE                 52850.00
Ecolab Inc                     COM              278865100    16441 284401.00SH       SOLE                284401.00
Edwards Lifesciences           COM              28176E108     4949 70000.00 SH       SOLE                 70000.00
Emerson Electric               COM              291011104      238  5102.39 SH       SOLE                  5102.39
Equifax Inc                    COM              294429105    14001 361408.00SH       SOLE                361408.00
Exelis Inc                     COM              30162A108      457 50509.00 SH       SOLE                 50509.00
Exxon Mobil Corp               COM              30231G102     4726 55753.25 SH       SOLE                 55753.25
Fastenal Co.                   COM              311900104    10636 243900.00SH       SOLE                243900.00
Fidelity National Information  COM              31620M106     8017 301517.00SH       SOLE                301517.00
Fifth Third Bancorp            COM              316773100      317 24920.00 SH       SOLE                 24920.00
Fiserv, Inc                    COM              337738108    19478 331597.00SH       SOLE                331597.00
General Electric Co            COM              369604103     3054 170525.03SH       SOLE                170525.03
Global Payments Inc.           COM              37940X102    11590 244609.00SH       SOLE                244609.00
Henry Schein Inc               COM              806407102    11057 171611.00SH       SOLE                171611.00
Honeywell Intn'l Inc           COM              438516106      839 15438.00 SH       SOLE                 15438.00
Hospira Inc                    COM              441060100     6498 213962.00SH       SOLE                213962.00
IHS Inc Cl A                   COM              451734107    11269 130795.00SH       SOLE                130795.00
ITT Corporation                COM              450911102     1606 83109.00 SH       SOLE                 83109.00
Idex Corp                      COM              45167R104    16551 446006.00SH       SOLE                446006.00
Int'l Business Machines        COM              459200101     3364 18293.00 SH       SOLE                 18293.00
Intel Corp                     COM              458140100     1043 43001.49 SH       SOLE                 43001.49
J P Morgan Chase & Co          COM              46625H100     2264 68099.00 SH       SOLE                 68099.00
Johnson & Johnson              COM              478160104     2735 41709.00 SH       SOLE                 41709.00
Landstar System Inc            COM              515098101    11233 234415.00SH       SOLE                234415.00
Life Technologies Corp         COM              53217v109     6524 167669.00SH       SOLE                167669.00
M & T Bank Corp                COM              55261F104     5157 67550.00 SH       SOLE                 67550.00
MSC Industrial Direct Co Cl A  COM              553530106    16693 233308.00SH       SOLE                233308.00
McDonald's Corp                COM              580135101      523  5212.38 SH       SOLE                  5212.38
Merck & Co New                 COM              58933Y105      205  5430.00 SH       SOLE                  5430.00
Micron Technology              COM              595112103      222 35342.00 SH       SOLE                 35342.00
Microsoft Corp                 COM              594918104      408 15719.00 SH       SOLE                 15719.00
Middleby Corporation           COM              596278101     3306 35150.00 SH       SOLE                 35150.00
Mylan Laboratories             COM              628530107      247 11500.00 SH       SOLE                 11500.00
New York Community Bancorp     COM              649445103      310 25100.00 SH       SOLE                 25100.00
Nike Inc Cl B                  COM              654106103      530  5495.00 SH       SOLE                  5495.00
Nordstrom Inc.                 COM              655664100      249  5000.00 SH       SOLE                  5000.00
Norfolk Southern Corp          COM              655844108      255  3500.00 SH       SOLE                  3500.00
Oracle Corp                    COM              68389X105     1228 47889.00 SH       SOLE                 47889.00
PNC Financial Serv. Group      COM              693475105      270  4685.00 SH       SOLE                  4685.00
PepsiCo, Inc                   COM              713448108     1181 17804.00 SH       SOLE                 17804.00
Pfizer Inc                     COM              717081103      489 22589.00 SH       SOLE                 22589.00
Proctor & Gamble Co            COM              742718109     2345 35159.00 SH       SOLE                 35159.00
Quest Diagnostics Inc          COM              74834L100     4032 69450.00 SH       SOLE                 69450.00
Robert Half Int'l Inc          COM              770323103     2137 75100.00 SH       SOLE                 75100.00
Rockwell Collins, Inc          COM              774341101    11870 214368.00SH       SOLE                214368.00
Roper Industries Inc           COM              776696106    13842 159339.00SH       SOLE                159339.00
Ross Stores Inc                COM              778296103      209  4400.00 SH       SOLE                  4400.00
Rovi Corp                      COM              779376102     1513 61550.00 SH       SOLE                 61550.00
Royal Dutch Shell PLC-ADR A    COM              780259206      375  5125.00 SH       SOLE                  5125.00
Solera Holdings Inc            COM              83421A104     6044 135702.00SH       SOLE                135702.00
Teleflex Inc                   COM              879369106     5217 85116.00 SH       SOLE                 85116.00
Texas Instruments              COM              882508104      474 16300.00 SH       SOLE                 16300.00
Thermo Fisher Scientific Inc   COM              883556102     9616 213839.00SH       SOLE                213839.00
U.S. Bancorp                   COM              902973304     5351 197829.00SH       SOLE                197829.00
Unilever NV                    COM              904784709      207  6018.00 SH       SOLE                  6018.00
United Parcel Srvc Cl B        COM              911312106     1917 26192.00 SH       SOLE                 26192.00
United Technologies Corp       COM              913017109     4245 58079.00 SH       SOLE                 58079.00
Varian Medical Systems         COM              92220P105     5119 76250.00 SH       SOLE                 76250.00
Verisk Analytics Inc Cl A      COM              92345y106    12700 316483.00SH       SOLE                316483.00
Verizon Communications         COM              92343V104      254  6328.00 SH       SOLE                  6328.00
Wal-Mart Stores                COM              931142103      512  8560.00 SH       SOLE                  8560.00
Waters Corp                    COM              941848103     7979 107750.00SH       SOLE                107750.00
Wells Fargo & Co.              COM              949746101     2968 107674.29SH       SOLE                107674.29
Westamerica Bancorp            COM              957090103     4072 92750.00 SH       SOLE                 92750.00
Western Union Co               COM              959802109     7325 401146.00SH       SOLE                401146.00
Xylem Inc                      COM              98419M100     4555 177320.00SH       SOLE                177320.00
Zions Bancorporation           COM              989701107     1874 115130.00SH       SOLE                115130.00
Financial Select Sector SPDR E COM              81369Y605      225 17275.0000SH      SOLE               17275.0000
Franklin Oregon Tax Free Incom COM              354723785      343 28106.0360SH      SOLE               28106.0360
Harbor International Fd Ins    COM              411511306      277 5272.0520SH       SOLE                5272.0520
IShares TR Barclays Aggregate  COM              464287226      220 1994.0000SH       SOLE                1994.0000
JP Morgan Mrtgage Bckd Secur   COM              4812C1215      145 12701.2740SH      SOLE               12701.2740
Janus Short Term Bd            COM              471023887       36 11826.5470SH      SOLE               11826.5470
LM CBA Fundamental Value fund  COM              52469c108      142 11239.8960SH      SOLE               11239.8960
Metropolitan West Total Return COM              592905103      111 10735.5200SH      SOLE               10735.5200
Perkins Mid Cap Value Fund Inv COM              471023598      336 16649.5350SH      SOLE               16649.5350
SPDR Trust Series 1            COM              78462F103      288 2294.6005SH       SOLE                2294.6005
UMB Scout Intl Fund            COM              904199403      261 9316.5450SH       SOLE                9316.5450
Vanguard 500 Index Signal      COM              922908496      746 7795.4391SH       SOLE                7795.4391
Vanguard Interm Inv Admiral Sh COM              922031810      162 16202.8700SH      SOLE               16202.8700
Vanguard Total Stock Market In COM              922908769      217 3369.0000SH       SOLE                3369.0000